Cost of sales (Schedule of Cost of Sales) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 ILS (₪)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 ILS (₪)
Disclosure Of Sleeted Consolidated Statements Of Operation Data [Line Items]
Purchases	₪ 379,700	$ 119,028	₪ 391,931	₪ 377,013
Marine transportation	21,507	6,742	22,888	17,039
Maintenance	5,063	1,587	5,789	5,585	[1]
External Storage	8,477	2,657	5,012	4,930	[1]
Transportation	4,280	1,342	3,830	3,120
Salaries and related expenses	3,092	969	3,145	2,800
Depreciation and amortization	3,324	1,042	2,951	2,562
Packing materials	2,621	822	2,881	1,746
Personnel services	2,611	819	1,030	0
Outsourced packing	26	8	641	3,195
Other costs and expenses	3,565	1,118	3,387	3,101
Cost of sales, gross	434,266	136,134	443,485	421,091
Changes in inventories of finished goods	1,515	475	(29,024)	1,604
Cost of sales	₪ 435,781	$ 136,609	₪ 414,461	₪ 422,695

[1]	Reclassified